Taxes - Income tax - Tax position in the statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current tax assets, current	€ 119	€ 132	€ 170
Current tax liabilities, current	755	596	338
Net current tax	(636)	(464)	(168)	€ (271)
Deferred tax asset	1,366	1,586	1,847	2,137
Deferred tax liability	631	655	706	924
Net deferred tax	735	931	1,141	€ 1,213
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current			21
Current tax liabilities, current	438	288
Net current tax	(438)	(288)	21
Deferred tax asset	977	1,059	1,290
Net deferred tax	977	1,059	1,290
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current		53	56
Current tax liabilities, current	4
Net current tax	(4)	53	56
Deferred tax asset	50	149	157
Net deferred tax	50	149	157
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	32	25	42
Current tax liabilities, current	182	189	197
Net current tax	(150)	(164)	(155)
Deferred tax asset	84	99	102
Deferred tax liability	42	54	95
Net deferred tax	42	45	7
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax liabilities, current	34	22	22
Net current tax	(34)	(22)	(22)
Deferred tax liability	531	531	531
Net deferred tax	(531)	(531)	(531)
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	87	54	51
Current tax liabilities, current	97	97	119
Net current tax	(10)	(43)	(68)
Deferred tax asset	255	279	298
Deferred tax liability	58	70	80
Net deferred tax	€ 197	€ 209	€ 218